                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      /  /      (a)
             or fiscal year ending:   12/31/2005   (b)

Is this a transition report?   (Y/N):       N
                                           ---
                                           Y/N

Is this an amendment to a previous filing?   (Y/N):    N
                                                      ---
                                                      Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A. Registrant Name: JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

      B. File Number: 811-07451

      C. Telephone Number: (617) 663-3812

2.    A. Street: 601 Congress Street

      B. City: Boston  C. State: Massachusetts  D. Zip Code: 02117 Zip Ext. 0111

      E. Foreign Country:                             Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)-----------   N
                                                                             ---
                                                                             Y/N
4.    Is this the last filing on this form by Registrant? (Y/N)------------   N
                                                                             ---
                                                                             Y/N
5.    Is Registrant a small business investment company (SBIC)? (Y/N)------   N
      [If answer is "Y" (Yes), complete only items 89 through 110.]          ---
                                                                             Y/N

6.    Is Registrant a unit investment trust (UIT)? (Y/N)-------------------   Y
      [If answer is "Y" (Yes), complete only items 111 through 132.]         ---
                                                                             Y/N

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      For period ending   12/31/2005

      File number 811-07451

111.  A.  [/]   Depositor Name:_____________________________________

      B.  [/]   File Number (if any):_______________________________

      C.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      D.  [/]   Foreign Country:_________ Foreign Postal Code:______________

111.  A.  [/]   Depositor Name:_____________________________________

      B.  [/]   File Number (if any):_______________________________

      C.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      D.  [/]   Foreign Country:_________ Foreign Postal Code:______________

112.  A.  [/]   Sponsor Name:

      B.  [/]   File Number (if any):_______________________________

      C.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      D.  [/]   Foreign Country:_________ Foreign Postal Code:______________

112.  A.  [/]   Sponsor Name:______________________________

      B.  [/]   File Number (if any):_______________________________

      C.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      D.  [/]   Foreign Country:_________ Foreign Postal Code:______________

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      For period ending   12/31/2005

      File number 811-07451

113.  A.  [/]   Trustee Name:___________________________________________

      B.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      C.  [/]   Foreign Country:_________ Foreign Postal Code:______________

113.  A.  [/]   Trustee Name:___________________________________________

      B.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      C.  [/]   Foreign Country:_________ Foreign Postal Code:______________

114.  A.  [/]   Principal Underwriter Name:_____________________________

      B.  [/]   File Number (if any):___________________________________

      C.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      D.  [/]   Foreign Country:_________ Foreign Postal Code:______________

114.  A.  [/]   Principal Underwriter Name:_____________________________

      B.  [/]   File Number (if any):___________________________________

      C.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      D.  [/]   Foreign Country:_________ Foreign Postal Code:______________

115.  A.  [/]   Independent Public Accountant Name:_________________________

      B.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      C.  [/]   Foreign Country:_________ Foreign Postal Code:______________

115.  A.  [/]   Independent Public Accountant Name:_________________________

      B.  [/]   City:________ State:________ Zip Code:_________ Zip Ext:____

      C.  [/]   Foreign Country:_________ Foreign Postal Code:______________

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      For period ending   12/31/2005

      File number 811-07451

116.  Family of investment companies information:

      A.  [/]   Is Registrant part of a family of investment
                companies? (Y/N) --------------------------------         _____
                                                                           Y/N

      B.  [/]   Identify the family in 10 letters:       MANULIFEIS

             NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  [/]   Is Registrant a separate account of an insurance
                company? (Y/N) ---------------------------------------     _____
                                                                            Y/N

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

      B.  [/]   Variable annuity contracts? (Y/N) -------------------      _____
                                                                            Y/N

      C.  [/]   Schedule premium variable life contracts? (Y/N) -----      _____
                                                                            Y/N

      D.  [/]   Flexible premium variable life contracts? (Y/N) -----      _____
                                                                            Y/N

      E.  [/]   Other types of insurance products registered under
                the Securities Act of 1933?  (Y/N) -------------------     _____
                                                                            Y/N

118.  [/]   State the number of series existing at the end of the
            period that had securities registered under the
            Securities Act of 1933 --------------------------------          1
                                                                           -----
119.  [/]   State the number of new series for which registration
            statements under the Securities Act of 1933 became
            effective during the period ---------------------------
                                                                           -----
120.  [/]   State the total value of the portfolio securities on
            the date of deposit for the new series included in
            item 119 ($000's omitted) ------------------------------        $
                                                                           -----
121.  [/]   State the number of series for which a current
            prospectus was in existence at the end of the
            period -------------------------------------------------         1
                                                                           -----
122.  [/]   State the number of existing series for which
            additional units were registered under the Securities
            Act of 1933 during the current period -------------------
                                                                           -----
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      For period ending    12/31/2005

      File number 811-07451

123.  [/]   State the total value of the additional units
            considered in answering item 122 ($000's omitted) ------    $
                                                                         ---
124.  [/]   State the total value of units of prior series that
            were placed in the portfolios of subsequent series
            during the current period (the value of these units
            is to be measured on the date they were placed in
            the subsequent series)($000's omitted) -----------------
                                                                         ---
125.  [/]   State the total dollar amount of sales loads collected
            (before reallowances to other brokers or dealers) by
            Registrant's principal underwriter and any underwriter
            which is an affiliated person of the principal
            underwriter during the current period solely from the
            sale of units of all series of Registrant
            ($000's omitted) ---------------------------------------    $
                                                                         ---
126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
      subsequent series). ($000's omitted) --------------------------    $ 0
                                                                         ---
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                       Number of                          Total Income
                                                                        Series        Total Assets       Distributions
                                                                       Investing    ($000's omitted)    ($000's omitted)
A   U.S. Treasury direct issue------------------------------------                  $                    $
                                                                       ---------    ----------------     --------------
B   U.S. Government agency----------------------------------------                  $                    $
                                                                       ---------    ----------------     --------------
C   State and municipal tax-free----------------------------------                  $                    $
                                                                       ---------    ----------------     --------------
D   Public utility debt-------------------------------------------                  $                    $
                                                                       ---------    ----------------     --------------
E   Broker or dealers debt or debt of brokers' or dealers'
    parent--------------------------------------------------------                  $                    $
                                                                       ---------    ----------------     --------------
F   All other corporate intermed. & long-term debt----------------                  $                    $
                                                                       ---------    ----------------     --------------
G   All other corporate short-term debt---------------------------                  $                    $
                                                                       ---------    ----------------     --------------
H   Equity securities or brokers or dealers or parents of brokers
    or dealers----------------------------------------------------                  $                    $
                                                                       ---------    ----------------     --------------
I   Investment company equity securities--------------------------                  $                    $
                                                                       ---------    ----------------     --------------
J   All other equity securities-----------------------------------         1        $        388,998     $            0
                                                                       ---------    ----------------     --------------
K   Other securities----------------------------------------------                  $                    $
                                                                       ---------    ----------------     --------------
L   Total assets of all series of Registrant----------------------         1        $        388,998     $        6,915
                                                                       ---------    ----------------     --------------

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      For period ending    12/31/2005

      File number 811-07451

128.  [/]   Is the timely payment of principal and interest on any
            of the portfolio securities held by any of
            Registrant's series at the end of the current period
            insured or guaranteed by an entity other than the
            insurer? (Y/N) -----------------------------------------   _____
                                                                        Y/N
            [If answer is "N" (No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or
            interest at the end of the current period? (Y/N) -------   _____
                                                                        Y/N

            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit, is
            any part of the value attributed to instruments
            identified in item 129 derived from insurance
            or guarantees?  (Y/N) ----------------------------------   _____
                                                                        Y/N

131.  Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted) ----------------------  $5,316
                                                                        ------
132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-   07451   811-   _______   811-   ________   811-   _________   811-   _______
811-   _____   811-   _______   811-   ________   811-   _________   811-   _______
811-   _____   811-   _______   811-   ________   811-   _________   811-   _______
811-   _____   811-   _______   811-   ________   811-   _________   811-   _______
811-   _____   811-   _______   811-   ________   811-   _________   811-   _______
811-   _____   811-   _______   811-   ________   811-   _________   811-   _______
811-   _____   811-   _______   811-   ________   811-   _________   811-   _______
811-   _____   811-   _______   811-   ________   811-   _________   811-   _______

      For period ending   12/31/2005

      File number 811-07451

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the 28th day of February, 2006.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

      /s/ Yiji Starr
      -------------------------------
      By:
      Yiji Starr
      Vice President & CFO Annuities

      /s/ ARNOLD R. BERGMAN
      -------------------------------
      Witness:
      Arnold R. Bergman
      Chief Counsel Annuities